ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 14, 2022	Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Variable Insurance Series Funds, Inc. (Registration Nos. 002-91369 and 811-04041)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Variable Insurance Series Funds, Inc. (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 78 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 79 to the Registrant’s Registration Statement under the 1940 Act (“Amendment No. 78/79”), including (i) the Prospectus for State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, and State Street Total Return V.I.S. Fund (together, the “Funds”); (ii) the Statement of Additional Information for the Funds (the “SAI”); and (iii) other information and the signature pages.

Amendment No. 78/79 relates solely to the Funds (notwithstanding the use of a combination SAI that references other series of the Registrant). No information contained herein is intended to amend or supersede any prior filing relating to any series of the Registrant other than the Funds. The principal reason that this Amendment No. 78/79 is being filed pursuant to Rule 485(a) as opposed to Rule 485(b) is to reflect: (1) State Street Premier Growth Equity V.I.S. Fund’s change to a non-diversified fund; (ii) the replacement of one of State Street Small-Cap Equity V.I.S. Fund’s sub-advisers; and (iii) changes to State Street Total Return V.I.S. Fund’s principal investment strategy. It is intended that Post-Effective Amendment No. 78/79 become effective 60 days after filing, pursuant to paragraph (a)(1) of Rule 485.

The Funds are required to print their prospectuses and provide them to each insurance company that sponsors the variable contracts associated with each Fund well in advance of the 120th day following each Fund’s fiscal year end. Therefore, the Funds are making this 485(a) filing on a time frame that will enable them to meet this deadline with the expectation of receiving any comments on Amendment No. 78/79 between March 16 and March 31.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures